Risk management_Scenario responding to IR changes of NII and NPV for assets and liabilities owned by the Bank and consolidated by trusts (Details) - KRW (₩) ₩ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Base case
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	₩ 4,497,407	₩ 4,916,138
NPV	23,856,916	23,472,792
Base case (Prepay)
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	4,491,363	4,916,015
NPV	23,546,002	23,163,942
IR 100bp up
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	5,022,303	5,361,546
NPV	23,803,250	22,886,122
IR 100bp down
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	4,051,601	4,386,437
NPV	23,933,844	24,127,559
IR 200bp up
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	5,992,145	5,806,723
NPV	23,766,488	22,372,208
IR 200bp down
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	3,672,050	3,452,590
NPV	24,043,703	24,830,482
IR 300bp up
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	6,848,435	6,251,897
NPV	23,742,304	21,929,189
IR 300bp down
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	3,527,210	2,254,609
NPV	₩ 24,201,770	₩ 26,633,807